Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.8%
Brazil - 2.4%
10,442,024	B3 S.A. - Brasil Bolsa Balcao	25,454,896
China - 5.2%
3,618,944	AIA Group, Ltd.	30,130,992
754,180	Tencent Holdings, Ltd.	25,473,424
		55,604,416
Denmark - 1.6%
166,615	Coloplast A/S	16,932,139
France - 3.3%
388,819	Safran S.A.	35,378,411
Germany - 6.3%
513,701	CTS Eventim AG & Co. KGaA*	21,134,552
282,430	Deutsche Boerse AG	46,297,657
		67,432,209
India - 3.6%
2,191,003	HDFC Bank, Ltd.	37,960,217
Indonesia - 3.2%
117,968,364	Bank Rakyat Indonesia Persero	34,526,115
Netherlands - 5.6%
55,517	ASML Holding NV ADR	23,058,986
374,961	Wolters Kluwer NV	36,511,168
		59,570,154
Sweden - 2.0%
2,498,373	Atlas Copco AB	20,709,045
Switzerland - 3.7%
121,553	Roche Holding AG	39,569,485
Taiwan - 2.6%
397,130	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,227,232
United Kingdom - 4.5%
1,100,778	Unilever PLC	48,367,806

United States - 52.8%
Communication Services - 4.8%
529,071	Alphabet, Inc. - Class C*	50,870,177
Consumer Discretionary - 4.5%
9,442	Booking Holdings, Inc.*	15,515,189
512,530	TJX Companies, Inc.	31,838,363
		47,353,552
Consumer Staples - 2.3%
111,130	Estee Lauder Companies, Inc.	23,992,967
Financials - 6.4%
564,142	Charles Schwab Corp.	40,544,886
114,163	Moody's Corp.	27,754,167
		68,299,053
Health Care - 2.5%
322,960	Edwards Lifesciences Corp.*	26,686,185
Industrials - 3.6%
228,178	Allegion PLC	20,463,003
285,809	Otis Worldwide Corp.	18,234,614
		38,697,617
Information Technology - 26.4%
58,160	Adobe, Inc.*	16,005,632
133,364	Autodesk, Inc.*	24,912,395
83,138	Intuit, Inc.	32,201,010
561,603	Marvell Technology, Inc.	24,098,385
131,795	MasterCard, Inc.	37,474,590
372,064	Microsoft Corp.	86,653,707
334,325	Visa, Inc.	59,392,836
		280,738,555
Materials - 2.3%
119,898	Sherwin-Williams Co.	24,549,116
Total United States		561,187,222
Total Common Stocks (Cost $958,284,790)		1,029,919,347

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
34,919,497	First American Government Obligations Fund - Class Z, 2.74%#	34,919,497
Total Short-Term Investments (Cost $34,919,497)		34,919,497
Total Investments - 100.1% (Cost $993,204,287)		1,064,838,844
Liabilities in Excess of Other Assets - (0.1)%		(1,440,493)
NET ASSETS - 100.0%		$1,063,398,351

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$636,928,336	$392,991,011	$-
Short-Term Investments	34,919,497	-	-
Total Investments	$671,847,833	$392,991,011	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.